Offerings	Oct. 31, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Non Preferred Floating Rate Notes Due 2030
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	(1) Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933, as amended (the "Securities Act"). (2) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.551% Senior Non Preferred Fixed Rate Notes Due 2030
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625.00
Offering Note	(1) Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933, as amended (the "Securities Act"). (2) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.127% Senior Non Preferred Fixed Rate Notes Due 2035
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625.00
Offering Note	(1) Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933, as amended (the "Securities Act"). (2) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.